Consolidated statements of cash flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) / profit		$ (799)	$ 2,393	$ (1,277)
Adjustments to reconcile net (loss) / profit to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(122)	(396)	(94)
Depreciation of property, plant and equipment		2,857	2,446	3,016
Amortization of intangible assets		61	43	37
Depreciation of right-of-use assets		286	270	220
Retirement of property, plant and equipment and intangible assets and consumption of materials		680	620	383
Charge on income tax		1,709	(1,373)	(381)
Net increase in provisions		817	748	426
(Reversal) / Impairment of property, plant and equipment and inventories write-down		(4)	87	2,288
Effect of changes in exchange rates, interest and others		963	613	709
Share-based benefit plans		15	7	3
Result from sale of assets		(219)	(6)	0
Result from changes in fair value of assets held for sale		418	260	0
Result from revaluation of companies		(45)	0	0
Result from sale of companies		(335)	0	0
Other insurance income		0	(5)	0
Changes in assets and liabilities:
Trade receivables		(359)	(808)	(178)
Other receivables		(430)	(540)	(178)
Inventories		94	127	44
Accounts payable		(280)	702	736
Taxes payable		15	141	74
Salaries and social security		(3)	279	231
Other liabilities		(392)	219	66
Decrease in provisions due to payment/use		(166)	(171)	(491)
Contract assets		18	(23)	(12)
Contract liabilities		84	88	25
Dividends received		224	174	276
Proceeds from collection of profit loss insurance		5	0	0
Income tax payments		(133)	(26)	(10)
Net cash flows from operating activities	[1],[2]	4,959	5,869	5,913
Investing activities:
Acquisition of property, plant and equipment and intangible assets	[3]	(5,077)	(5,392)	(5,673)
Additions of assets held for sale	[3]	(46)	(269)	0
Contributions and acquisitions of interests in associates and joint ventures	[3]	(85)	0	(5)
Acquisitions from business combinations net of cash and cash equivalents	[3]	(767)	0	0
Proceeds from sales of financial assets	[3]	221	229	583
Payments from purchase of financial assets	[3]	(74)	(255)	(337)
Interests received from financial assets	[3]	4	34	85
Proceeds from concessions, assignment agreements and sale of assets	[3]	297	142	15
Net cash flows used in investing activities	[3]	(5,527)	(5,511)	(5,332)
Financing activities:
Payments of loans	[3]	(2,871)	(2,102)	(1,396)
Payments of interests	[3]	(670)	(707)	(623)
Proceeds from loans	[3]	4,481	2,967	2,667
Account overdrafts, net	[3]	4	(48)	(3)
Repurchase of treasury shares	[3]	(10)	0	0
Payments of leases	[3]	(406)	(400)	(359)
Payments of interests in relation to income tax	[3]	(11)	(3)	(8)
Net cash flows from / (used in) financing activities	[3]	517	(293)	278
Effect of changes in exchange rates on cash and cash equivalents		(134)	(70)	(509)
(Decrease) / Increase in cash and cash equivalents		(185)	(5)	350
Cash and cash equivalents at the beginning of the fiscal year		1,118	1,123	773
Cash and cash equivalents at the end of the fiscal year		$ 933	$ 1,118	$ 1,123

[1]	Does not include the effect of changes in exchange rates generated by cash and cash equivalents, which is disclosed separately in this statement.
[2]	Includes 88, 135 and 193 for the fiscal years ended December 31, 2025, 2024 and 2023, respectively, for payments of short-term leases and payments of the variable charge of leases related to the underlying asset use or performance.
[3]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: